Notes Payable and Stock Purchase Warrants - Term Notes Payable (Details) - Oxford Notes - USD ($)			12 Months Ended
	Dec. 23, 2014	Jul. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Long term debt
Proceeds from issuance of debt, gross	$ 6,000,000	$ 4,000,000
Interest rate (as a percent)	6.95%	6.95%
Deferred finance costs	$ 121,200
Final fee due at maturity of term notes payable	$ 900,000
Interest Expense
Long term debt
Accretion of debt discount			$ 72,229	$ 20,514
Before CE Mark Received
Long term debt
Frequency of payment	monthly	monthly
Type of payment required	interest only	interest only
CE Mark received by February 1, 2016
Long term debt
Frequency of payment	monthly	monthly
Type of payment required	principal and interest	principal and interest
Date of first principal and interest payment	Aug. 01, 2016	Aug. 01, 2016
Repayment period	36 months	36 months
CE Mark not received by February 1, 2016
Long term debt
Frequency of payment	monthly	monthly
Type of payment required	principal and interest	principal and interest
Date of first principal and interest payment	Feb. 01, 2016	Feb. 01, 2016
Repayment period	42 months	42 months